RELATED PARTY (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Officer [Member]
Related Party Transaction [Line Items]
Travel and office expense accruals	$ 5,327	$ 2,065	$ 1,229
Two Beneficial Owners [Member]
Related Party Transaction [Line Items]
Accrued salaries			42,088
Related Party [Member]
Related Party Transaction [Line Items]
Legal accrual	$ 21,004	$ 8,258	$ 5,500